Note payable issued in acquisition (Details Narrative) - USD ($)			1 Months Ended			9 Months Ended	12 Months Ended
	Jan. 25, 2021	Aug. 06, 2020	Jan. 30, 2021	Oct. 31, 2020	Aug. 31, 2020	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Debt instrument, face amount						$ 2,000,000		$ 525,000	$ 300,000
Debt discounted amount	$ 22,300
Interest expense						$ 46,466	33,885	49,573
Loss contingency name of plaintiff					Ms. Whitley
Loss contingency name of defendant					Magical Beasts
Loss contingency damages sought				1,000,000
Loss contingency damages paid value		$ 5,000,000		$ 336,450
Payments for legal settlements				$ 300,000
Shares issued for legal settlement				8,500
Loss contingency damages sought value outstanding								691,500
Loss contingency damages sought value		$ 5,000,000		$ 1,000,000
Extinguishment of debt, gain	$ 669,200		$ 669,200				$ 34,499
Magical Beasts LLC [Member]
Restructuring Cost and Reserve [Line Items]
Debt instrument, face amount								1,000,000
Debt discounted amount								950,427
Interest expense								$ 49,573